THOMAS S. CLARK
                                                     Senior Counsel
                                                     MetLife Legal Affairs
                                                     Telephone: (860) 308-5811
                                                     Fax: (860) 308-3923

                                                     November 7, 2005



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:    THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES;
       FILE NOS. 333-40193; 811-08477

       THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES; FILE NOS. 333-40191; 811-08479

Members of the Commission:

       In connection with the above referenced registration statements, pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify that:

       1. The form of the prospectus supplement that would have been filed with the Securities and Exchange Commission (the "Commission") under Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent registration statement for each of the above referenced registration statements, and

       2. the text of the most recent registration statement for each of the above referenced registration statements was filed electronically with the Commission on October 26, 2005, and effective with the Commission on November 7, 2005.

       Should you have any questions in connection with the foregoing, please do not hesitate to call.

                                                  Very truly yours,

                                                  /s/ Thomas S. Clark
                                                  -------------------
                                                  Thomas S. Clark
                                                  Senior Counsel